Fair Value of Financial Instruments (Details) - Reconciliation of all liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance,Period Start Date	$ 9,147,507	$ 2,208,184	$ 2,208,184	$ 5,967,330
Issuances			7,962,081
Revaluation (gains) losses included in other income and expenses	(215,956)	593,717	506,195	(3,759,146)
Settlements	(6,109,179)		(1,528,953)
Balance,Period End Date	2,822,372	2,801,901	9,147,507	2,208,184
Total gains (losses) included in other income and expenses attributable to liabilities	233,810	(593,717)	(1,082,732)	3,759,146
Warrant Derivatives [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance,Period Start Date		102,695	102,695	655,219
Issuances			7,962,081
Revaluation (gains) losses included in other income and expenses			1,082,731	(552,524)
Settlements
Balance,Period End Date			9,147,507	102,695
Total gains (losses) included in other income and expenses attributable to liabilities			(1,082,732)	552,524
Conversion Element OF Promissory Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance,Period Start Date		274,928	274,928	1,931,295
Issuances
Revaluation (gains) losses included in other income and expenses		(118,938)	(274,928)	(1,656,367)
Settlements
Balance,Period End Date		155,990		274,928
Total gains (losses) included in other income and expenses attributable to liabilities		118,938		1,656,367
Conversion Elements Of Series B Convertible Preference Share [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance,Period Start Date		1,210,909	1,210,909	1,245,101
Issuances
Revaluation (gains) losses included in other income and expenses		1,476	(128,558)	(34,192)
Settlements			(1,082,351)
Balance,Period End Date		1,212,385		1,210,909
Total gains (losses) included in other income and expenses attributable to liabilities		(1,476)		34,192
Series ACPS Derivative Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance,Period Start Date		619,652	619,652	2,135,715
Issuances
Revaluation (gains) losses included in other income and expenses		588,110	(173,050)	(1,516,063)
Settlements			(446,602)
Balance,Period End Date		1,207,762		619,652
Total gains (losses) included in other income and expenses attributable to liabilities		$ (588,110)		$ 1,516,063